INVESTMENTS - Fixed Maturities Available-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 months, fair value	$ 1,507	$ 288
Less than 12 months, gross unrealized losses	165	5
12 months or longer, fair value	673	113
12 Months or Longer, gross unrealized Losses	223	6
Fair value	2,180	401
Gross unrealized losses	388	11
Corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 months, fair value	1,446	243
Less than 12 months, gross unrealized losses	159	4
12 months or longer, fair value	590	111
12 Months or Longer, gross unrealized Losses	200	6
Fair value	2,036	354
Gross unrealized losses	359	10
U.S. Treasury, government and agency
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 months, fair value		45
Less than 12 months, gross unrealized losses		1
12 months or longer, fair value		2
12 Months or Longer, gross unrealized Losses		0
Fair value		47
Gross unrealized losses		$ 1
States and political subdivisions
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 months, fair value	19
Less than 12 months, gross unrealized losses	4
12 months or longer, fair value	13
12 Months or Longer, gross unrealized Losses	5
Fair value	32
Gross unrealized losses	9
Residential mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 months, fair value	2
Less than 12 months, gross unrealized losses	0
12 months or longer, fair value	4
12 Months or Longer, gross unrealized Losses	2
Fair value	6
Gross unrealized losses	2
Asset-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 months, fair value	35
Less than 12 months, gross unrealized losses	1
12 months or longer, fair value	6
12 Months or Longer, gross unrealized Losses	1
Fair value	41
Gross unrealized losses	2
Commercial mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 months, fair value	5
Less than 12 months, gross unrealized losses	1
12 months or longer, fair value	60
12 Months or Longer, gross unrealized Losses	15
Fair value	65
Gross unrealized losses	$ 16